Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 3,901	$ 5,163
Accrued interest	1,251	1,393
Accrued salaries and employee benefits	2,092	3,245
Cheques and other items in transit	1,351	1,042
Current income tax payable	15	169
Deferred tax liabilities	193	193
Defined benefit liability	3,036	2,781
Lease liabilities	5,646	66
Liabilities related to structured entities	5,876	5,857
Provisions	969	1,095
Total	$ 24,330	$ 21,004